RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended						0 Months Ended		1 Months Ended		12 Months Ended
	Apr. 24, 2013 USD ($)	Nov. 30, 2012 USD ($)	Nov. 30, 2012 ILS	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Transactions With Related Parties [Member] USD ($)	Dec. 31, 2013 Transactions With Related Parties [Member] USD ($)	Dec. 31, 2012 Transactions With Related Parties [Member] USD ($)	Apr. 23, 2013 Principal shareholder [Member] USD ($)	Dec. 31, 2014 Principal shareholder [Member]	Jun. 30, 2013 Chairman of the Company's Board of Directors [Member] USD ($)	Jun. 30, 2013 President and Chief Executive Officer [Member] USD ($)	Dec. 31, 2014 Consultant [Member] USD ($)	Dec. 31, 2013 Consultant [Member] USD ($)	Dec. 31, 2012 Consultant [Member] USD ($)
Related Party Transaction [Line Items]
Joint Ownership Percentage of Principal Shareholders Which Are Principal Shareholder of Affiliates											38.00%
Aggregate net amounts of lease payments				$ 417	$ 410	$ 438
Related Party Transaction, Expenses from Transactions with Related Party														39	43	37
Loan proceeds from related party		750	2,900			750
Increased in average Israeli Consumer Price Index					1.80%	1.60%
Financial expenses (income)				(332)	(291)	(314)		27	23
Aggregate purchase price	3,459									3,459		1,100	50
Aggregate net lease payments														$ 39	$ 43	$ 37